43. Other disclosures (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Obligations [Abstract]
Up to 1 Year	R$ 670,619	R$ 651,207	R$ 670,553
Between1 to 5 Years	1,607,995	1,492,289	1,435,970
More than 5 Years	171,420	147,125	167,868
Total	R$ 2,450,034	R$ 2,290,621	R$ 2,274,391